Fair Value Measurements (Tables)	3 Months Ended
Jan. 31, 2021
Statement [LineItems]
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)	As at
	January 31, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$159,259	$160,270	$174,592	$175,500
Other debt securities	50,947	51,529	53,087	53,373
Total debt securities at amortized cost, net of allowance for credit losses	210,206	211,799	227,679	228,873
Total loans, net of allowance for loan losses	705,996	715,688	717,523	727,197
Total financial assets not carried at fair value	$916,202	$927,487	$945,202	$956,070

FINANCIAL LIABILITIES
Deposits	$1,139,196	$1,141,110	$1,135,333	$1,137,624
Securitization liabilities at amortized cost	15,216	15,590	15,768	16,143
Subordinated notes and debentures	11,383	12,409	11,477	12,374
Total financial liabilities not carried at fair value	$1,165,795	$1,169,109	$1,162,578	$1,166,141

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2020	Total realized and unrealized gains (losses)			Movements		Transfers		Fair value as at January 31 2021	Change in unrealized gains (losses) on instruments still held[5]
		Included in income [1]	Included in OCI	[2,3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$–	$–	$–		$–	$–	$–	$–	$–	$–
U.S. federal, state, municipal governments and agencies debt	16	2	–		–	(18)	–	–	–	–
Other debt securities
Canadian issuers	2	–	–		–	–	–	(1)	1	1
Other issuers	1	1	–		–	(1)	–	–	1	1

	19	3	–		–	(19)	–	(1)	2	2
Non-trading financial assets at fair value through profit or loss
Securities	571	–	–		31	(6)	–	(1)	595	(3)

Loans	3	–	–		–	–	–	–	3	–

	574	–	–		31	(6)	–	(1)	598	(3)

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	20	–	3		–	–	–	–	23	3
Equity securities
Common shares	1,553	–	–		20	(70)	–	–	1,503	–

Preferred shares	26	–	6		–	–	–	–	32	6
	$1,599	$–	$9		$20	$(70)	$–	$–	$1,558	$9

FINANCIAL LIABILITIES

Trading deposits[6]	$(4,649)	$(534)	$–		$(744)	$910	$(7)	$–	$(5,024)	$(362)
Derivatives[7]
Interest rate contracts	(96)	(1)	–		–	1	–	–	(96)	1
Foreign exchange contracts	2	2	–		–	1	–	–	5	4
Equity contracts	(707)	(439)	–		(13)	80	7	–	(1,072)	(2)

Commodity contracts	(18)	18	–		–	4	–	–	4	7

	(819)	(420)	–		(13)	86	7	–	(1,159)	10

Financial liabilities designated at fair value through profit or loss	(24)	4	–		(45)	34	–	–	(31)	(1)

Obligations related to securities sold short	–	–	–		–	–	(1)	–	(1)	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI).
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at January 31, 2021, consists of derivative assets of $0.6 billion (November 1, 2020 – $0.4 billion) and derivative liabilities of $1.7 billion (November 1, 2020 – $1.2 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at January 31 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$–	$–	$–	$8	$–
Other debt securities
Canadian issuers	3	–	–	–	(1)	–	(2)	–	–

Other issuers	1	–	–	–	(1)	9	–	9	–

	12	–	–	–	(2)	9	(2)	17	–
Non-trading financial assets at fair value through profit or loss
Securities	493	8	–	25	(26)	–	–	500	3

Loans	5	–	–	–	–	–	–	5	–

	498	8	–	25	(26)	–	–	505	3

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,507	–	–	9	2	–	–	1,518	1

Preferred shares	44	–	1	–	–	–	–	45	1
	$1,575	$–	$1	$9	$2	$–	$–	$1,587	$2

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,092)	$(105)	$–	$(712)	$700	$–	$–	$(4,209)	$(45)
Derivatives[6]
Interest rate contracts	(83)	(10)	–	–	8	–	–	(85)	(5)
Foreign exchange contracts	(1)	(1)	–	–	1	1	–	–	–
Equity contracts	(925)	(133)	–	(31)	65	–	–	(1,024)	(134)

Commodity contracts	(17)	(3)	–	–	1	–	–	(19)	(6)

	(1,026)	(147)	–	(31)	75	1	–	(1,128)	(145)

Financial liabilities designated at fair value through profit or loss	(21)	7	–	(39)	48	–	–	(5)	7

Obligations related to securities sold short	–	–	–	–	–	(3)	–	(3)	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at January 31, 2020, consists of derivative assets of $0.6 billion (November 1, 2019 – $0.6 billion) and derivative liabilities of $1.7 billion (November 1, 2019 – $1.6 billion), which have been netted in this table for presentation purposes only.

At fair value [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at January 31, 2021 and October 31, 2020.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	January 31, 2021							October 31, 2020
	Level 1	Level 2	Level 3	Total[1]	Level 1	Level 2	Level 3	Total[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$1,418	$13,735	$–	$15,153	$351	$21,141	$–	$21,492
Provinces	–	8,430	–	8,430	–	8,468	–	8,468
U.S. federal, state, municipal governments, and agencies debt	–	20,782	–	20,782	–	22,809	16	22,825
Other OECD government guaranteed debt	–	6,683	–	6,683	–	4,563	–	4,563
Mortgage-backed securities	–	1,802	–	1,802	–	1,690	–	1,690
Other debt securities
Canadian issuers	–	5,494	1	5,495	–	5,613	2	5,615
Other issuers	–	12,134	1	12,135	–	13,352	1	13,353
Equity securities
Common shares	58,304	89	–	58,393	43,803	39	–	43,842
Preferred shares	42	–	–	42	37	–	–	37
Trading loans	–	12,603	–	12,603	–	12,959	–	12,959
Commodities	14,378	442	–	14,820	12,976	484	–	13,460

Retained interests	–	13	–	13	–	14	–	14

	74,142	82,207	2	156,351	57,167	91,132	19	148,318
Non-trading financial assets at fair value through profit or loss
Securities	214	3,698	595	4,507	232	4,027	571	4,830

Loans	–	3,180	3	3,183	–	3,715	3	3,718

	214	6,878	598	7,690	232	7,742	574	8,548
Derivatives
Interest rate contracts	1	15,129	–	15,130	22	17,937	–	17,959
Foreign exchange contracts	26	32,856	5	32,887	13	29,605	2	29,620
Credit contracts	–	32	–	32	–	19	–	19
Equity contracts	2	3,513	564	4,079	5	3,855	370	4,230

Commodity contracts	256	1,205	7	1,468	383	2,022	9	2,414

	285	52,735	576	53,596	423	53,438	381	54,242
Financial assets designated at fair value through profit or loss

Securities[2]	–	4,257	–	4,257	–	4,739	–	4,739

	–	4,257	–	4,257	–	4,739	–	4,739

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	14,000	–	14,000	–	14,126	–	14,126
Provinces	400	17,302	–	17,702	–	16,502	–	16,502
U.S. federal, state, municipal governments, and agencies debt	–	28,578	–	28,578	–	33,034	–	33,034
Other OECD government guaranteed debt	–	9,770	–	9,770	–	10,756	–	10,756
Mortgage-backed securities	–	3,521	–	3,521	–	3,865	–	3,865
Other debt securities
Asset-backed securities	–	9,095	–	9,095	–	10,006	–	10,006
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	–	–	–	–
Corporate and other debt	–	9,740	23	9,763	–	9,875	20	9,895
Equity securities
Common shares	1,997	2	1,503	3,502	819	15	1,553	2,387
Preferred shares	207	–	32	239	186	–	26	212

Loans	–	2,120	–	2,120	–	2,502	–	2,502

	2,604	94,128	1,558	98,290	1,005	100,681	1,599	103,285

Securities purchased under reverse repurchase agreements	–	7,035	–	7,035	–	7,395	–	7,395

FINANCIAL LIABILITIES

Trading deposits	–	42,130	5,024	47,154	–	14,528	4,649	19,177
Derivatives
Interest rate contracts	–	14,214	96	14,310	14	19,022	96	19,132
Foreign exchange contracts	28	34,538	–	34,566	14	27,300	–	27,314
Credit contracts	–	400	–	400	–	327	–	327
Equity contracts	–	4,366	1,636	6,002	–	3,360	1,077	4,437

Commodity contracts	171	1,275	3	1,449	355	1,611	27	1,993

	199	54,793	1,735	56,727	383	51,620	1,200	53,203

Securitization liabilities at fair value	–	13,619	–	13,619	–	13,718	–	13,718

Financial liabilities designated at fair value through profit or loss	–	49,056	31	49,087	–	59,641	24	59,665

Obligations related to securities sold short[2]	1,258	40,509	1	41,768	1,039	33,960	–	34,999
Obligations related to securities sold under repurchase agreements
Held-for-trading	–	2,687	–	2,687	–	3,675	–	3,675

Designated at fair value through profit or loss	–	6	–	6	–	–	–	–

	–	2,693	–	2,693	–	3,675	–	3,675

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).